Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Investor Class Prospectus | Boston Partners Small Cap Value Fund II | INVESTOR
Prospectus:
Trading Symbol	BPSCX
Investor Class Prospectus | Boston Partners All-Cap Value Fund | INVESTOR
Prospectus:
Trading Symbol	BPAVX
Investor Class Prospectus | Boston Partners Long/Short Equity Fund | INVESTOR
Prospectus:
Trading Symbol	BPLEX
Investor Class Prospectus | Boston Partners Long/Short Research Fund | Investor Class
Prospectus:
Trading Symbol	BPRRX
Investor Class Prospectus | Boston Partners Global Equity Fund | Investor Class
Prospectus:
Trading Symbol	BPGRX
Investor Class Prospectus | Boston Partners Global Long/Short Fund | Investor Class
Prospectus:
Trading Symbol	BGRSX
Institutional Class Prospectus | Boston Partners Small Cap Value Fund II | INSTITUTIONAL
Prospectus:
Trading Symbol	BPSIX
Institutional Class Prospectus | Boston Partners All-Cap Value Fund | INSTITUTIONAL
Prospectus:
Trading Symbol	BPAIX
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | INSTITUTIONAL
Prospectus:
Trading Symbol	BPLSX
Institutional Class Prospectus | Boston Partners Long/Short Research Fund | Institutional Class
Prospectus:
Trading Symbol	BPIRX
Institutional Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BPGIX
Institutional Class Prospectus | Boston Partners Global Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BGLSX
Institutional Class Prospectus | WPG Partners Small/Micro Cap Value Fund | INSTITUTIONAL
Prospectus:
Trading Symbol	WPGTX
Institutional Class Prospectus | Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BELSX